UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[ X ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	May 16, 2011

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	$107,234


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
03/31/2011			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

ABBOTT LABS COM	COM	002824100	"5,367"	"109,425"	SH		SOLE			"109,425"
AFLAC INC	COM	001055102	"3,310"	"62,705"	SH		SOLE			"62,705"
AMERICAN EXPRESS COMPANY	COM	025816109	"6,136"	"135,749"	SH		SOLE			"135,749"
AMERICAN INTL GROUP INC COM NEW	COM	026874784	351	"10,000"	SH		SOLE			"10,000"
BANK OF NEW YORK MELLON CORP COM	COM	064058100	299	"10,000"	SH		SOLE			"10,000"
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	376	3	SH		SOLE			3
BERKSHIRE HATHAWAY INC DEL CL B NEW	COM	084670702	"10,121"	"121,022"	SH		SOLE			"121,022"
BP PLC SPONS ADR	ADR	055622104	219	"4,970"	SH		SOLE			"4,970"
BRISTOL MYERS SQUIBB CO COM	COM	110122108	"5,324"	"201,421"	SH		SOLE			"201,421"
CANADIAN NATURAL RES LTD ISIN#CA1363851017	COM	136385101	"3,755"	"75,974"	SH		SOLE			"75,974"
CIT GROUP INC NEW COM NEW	COM	125581801	674	"15,850"	SH		SOLE			"15,850"
COCA COLA COMPANY	COM	191216100	"8,377"	"126,276"	SH		SOLE			"126,276"
DELL INC COM	COM	24702R101	398	"27,450"	SH		SOLE			"27,450"
DEVON ENERGY CORP NEW COM	COM	25179M103	321	"3,500"	SH		SOLE			"3,500"
DISNEY WALT CO DISNEY COM	COM	254687106	"2,937"	"68,150"	SH		SOLE			"68,150"
EXXON MOBIL CORP COM	COM	30231G102	"7,051"	"83,810"	SH		SOLE			"83,810"
FEDEX CORP COM	COM	31428X106	421	"4,500"	SH		SOLE			"4,500"
GENERAL ELECTRIC CO COM	COM	369604103	"1,496"	"74,600"	SH		SOLE			"74,600"
GENUINE PARTS CO	COM	372460105	"1,886"	"35,164"	SH		SOLE			"35,164"
JOHNSON & JOHNSON COM	COM	478160104	"8,397"	"141,726"	SH		SOLE			"141,726"
KRAFT FOODS INC CL A	COM	50075N104	"5,238"	"167,018"	SH		SOLE			"167,018"
PEPSICO INC	COM	713448108	"7,471"	"115,989"	SH		SOLE			"115,989"
PFIZER INC COM	COM	717081103	"4,778"	"235,251"	SH		SOLE			"235,251"
PROCTER & GAMBLE CO COM	COM	742718109	"6,272"	"101,823"	SH		SOLE			"101,823"
SUNCOR ENERGY INC NEW COM ISIN#CA867224107	COM	867224107	"2,028"	"45,222"	SH		SOLE			"45,222"
UNITEDHEALTH GROUP INC COM	COM	91324P102	"3,431"	"75,915"	SH		SOLE			"75,915"
USG CORP (NEW) COMMON STOCK	COM	903293405	250	"15,000"	SH		SOLE			"15,000"
VALEANT PHARMACEUTICALS INTL INC CDA COM I	COM	91911K102	"1,653"	"33,187"	SH		SOLE			"33,187"
WAL MART STORES INC	COM	931142103	422	"8,100"	SH		SOLE			"8,100"
WELLS FARGO & CO NEW COM	COM	949746101	"8,474"	"267,243"	SH		SOLE			"267,243"